CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 543
Accounts receivable, net	37,480	29,523
Inventories, net	39,968	33,393
Prepaid expenses and other current assets	1,910	1,291
Deferred income taxes	2,176	1,814
Total current assets	82,077	66,021
Property, plant & equipment, net	7,145	3,611
Other noncurrent assets	1,543	1,451
TOTAL ASSETS	90,765	71,083
Current liabilities
Accounts payable	26,579	27,574
Income taxes payable	1,074	564
Accrued liabilities	5,011	4,015
Revolving line of credit		19,666
Current maturities of long-term debt		23
Total current liabilities	32,664	51,842
LONG-TERM OBLIGATIONS
Revolving line of credit	30,942
Deferred income taxes	136	490
Long-term debt, net of current maturities		41
Private placement warrants	3,666	3,270
Other noncurrent liabilities	623	116
TOTAL LIABILITIES	68,031	55,759
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Series A convertible preferred stock - $0.001 par value. Authorized: 114,000 shares. Issued and outstanding: -0- shares at December 31, 2012 and 2011.
Common stock - $0.001 par value. Authorized: 50,000,000 shares. Issued: 9,909,212 and 9,895,462 shares at December 31, 2012 and 2011, respectively. Outstanding: 9,078,287 and 9,064,537 shares at December 31, 2012 and 2011, respectively.	10	10
Additional paid-in-capital	10,862	10,154
Retained earnings	16,112	9,410
Treasury stock, at cost, 830,925 shares at December 31, 2012 and 2011.	(4,250)	(4,250)
TOTAL STOCKHOLDERS' EQUITY	22,734	15,324
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 90,765	$ 71,083